Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
REVENUES	$ 17,335	$ 16,038	$ 51,222	$ 41,194
COST OF REVENUES	(6,413)	(6,993)	(18,883)	(16,990)
GROSS PROFIT	10,922	9,045	32,339	24,204
OPERATING EXPENSES:
Research and development expenses	(10,803)	(10,309)	(31,591)	(30,415)
Sales and marketing expenses	(5,201)	(4,880)	(15,974)	(13,636)
General and administrative expenses	(2,211)	(5,825)	(9,575)	(12,793)
Change in earnout liability	(744)	(264)	(81)	(292)
TOTAL OPERATING EXPENSES	(18,959)	(21,278)	(57,221)	(57,136)
OPERATING LOSS	(8,037)	(12,233)	(24,882)	(32,932)
Change in fair value of Forfeiture Shares	1	3	1	38
Financial income, net	726	1,885	2,189	3,659
LOSS BEFORE INCOME TAXES	(7,310)	(10,345)	(22,692)	(29,235)
INCOME TAXES	(14)	(14)	(128)	(52)
LOSS AFTER INCOME TAXES	(7,324)	(10,359)	(22,820)	(29,287)
Equity in earnings of an investee	3	4	7	21
NET LOSS	$ (7,321)	$ (10,355)	$ (22,813)	$ (29,266)
Basic net loss per Ordinary Share (in Dollars per share)	$ (0.07)	$ (0.1)	$ (0.22)	$ (0.28)
Diluted net loss per Ordinary Share (in Dollars per share)	$ (0.07)	$ (0.1)	$ (0.22)	$ (0.28)
Weighted average number of shares and vested RSUs used in computing net loss per Ordinary Share (in Shares)	101,387,826	106,098,703	103,398,521	105,075,212
Other comprehensive income (loss):
Change in unrealized gain (loss) on cash flow hedges	$ (514)		$ 220
TOTAL COMPREHENSIVE LOSS	$ (7,835)	$ (10,355)	$ (22,593)	$ (29,266)